Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 13,829	¥ 19,249	¥ 19,160
Gross amount of increases for current year’s tax positions	28	202	399
Gross amount of decreases for current year’s tax positions	0	(1,919)	0
Gross amount of increases for prior years’ tax positions	6,320	489	212
Gross amount of decreases for prior years’ tax positions	(183)	(2,329)	0
Net amount of changes relating to settlements with tax authorities	0	0	(81)
Decreases due to lapse of applicable statutes of limitations	(8)	(116)	(297)
Foreign exchange translation and other	1,808	(1,747)	(144)
Balance at end of fiscal year	¥ 21,794	¥ 13,829	¥ 19,249